CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenue:
License and research revenue	$ 2,782	$ 3,026	$ 6,724
Product sales and services	11,920	983	560
Other revenues	73	170	250
Total revenue	14,775	4,179	7,534
Costs and expenses:
Cost of products and services sold	(3,383)	(562)	(400)
Research and development	(17,298)	(15,966)	(14,558)
Selling, general and administrative	(15,698)	(13,216)	(14,153)
Fair value remeasurement of acquisition liabilities, incl. related parties	(57,491)	(28,135)	18,834
Impairment of assets	0	0	(7,170)
Amortisation of intangible R&D assets	(11,749)		0
Acquisition note expenses, incl. related parties	(3,013)		0
Total	(108,632)	(57,879)	(17,447)
Income (loss) from operations	(93,857)	(53,700)	(9,913)
Interest expense	(5,747)	(2,602)	(118)
Interest expense on debt related to the royalty agreement with related parties	(3,525)	(1,990)	0
Interest income	963	254	640
Foreign exchange gain (loss)	11,871	(288)	(180)
Other Income	(36)	573	102
Income (loss) before income taxes	(90,331)	(57,753)	(9,469)
Income tax	1,407	11,244	4,729
Net income (loss) from continuing operations	(88,924)	(46,509)	(4,740)
Net income from discontinued operations	4,018	3,584	1,512
Net income (loss)	$ (84,906)	$ (42,925)	$ (3,228)
Earnings (loss) per ordinary share (basic)
Continuing operations	$ (2.45)	$ (1.83)	$ (0.19)
Discontinued operations	$ 0.11	$ 0.14	$ 0.06
Net income (loss)	$ (2.34)	$ (1.69)	$ (0.13)
Earnings (loss) per share (diluted):
Continuing operations	$ (2.45)	$ (1.83)	$ (0.19)
Discontinued operations	$ 0.11	$ 0.14	$ 0.06
Net income (loss)	$ (2.34)	$ (1.69)	$ (0.13)
Weighted average number of shares outstanding (in thousands) :
Basic (in shares)	36,214	25,450	25,135
Diluted (in shares)	36,214	25,450	25,135